Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payment [Abstract]
Schedule of Assumptions Used to Value the Company's Stock Options Grants

The assumptions used to value the Company’s stock options grants were as follows:

	2026	2025	2024

Expected volatility	43%	41%	42%
Risk-free interest rate	3.86%	4.13%	4.42%
Exercise multiples	2.2,2.8	2.2,2.8	2.2,2.8
Expected dividend yield	12%	9%	-%
Forfeited rates	5%,13%	15%,19%	12%,30%
Fair market value per common share	0.91	0.81	0.98

Schedule of Stock Options Activities

The following table sets forth the summary of stock options activities:

	Number of stock options	Weighted Average Exercise Price	Weighted Average Grant-date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding as of July 1, 2025	6,448,818	1.66	0.75	2.0 years	134,491
Granted	1,484,500	0.80	0.17	-	-
Exercised	(27,800)	0.80	0.42	-	(6,462)
Forfeited or expired	(1,393,900)	1.68	0.68	-	-
Outstanding as of June 30, 2026	6,511,618	1.48	0.64	1.9 years	168,221
Outstanding and exercisable as of June 30, 2026	3,186,984	1.93	0.92	-	42,539
Vested and expected to vest as of June 30, 2026	6,649,083	1.37	0.60	1.9 years	176,908

Schedule of RSU Activities

The following table sets forth the summary of RSUs activities:

	Number of Shares	Weighted- Average Grant Date Fair Value

Outstanding as of July 1, 2025	41,300	2.96
Granted	1,800,000	0.91
Vested	(1,838,600)	0.96
Forfeited or expired	(2,700)	3.15
Outstanding as of June 30, 2026	-	-

Schedule of Share-Based Compensation Expense

The following table summarizes the total share-based compensation expense recognized by the Company:

	2026	2025	2024
General and administrative expenses	1,901,434	2,280,470	2,880,987
Selling and marketing expenses	66,589	179,938	275,562
Cost of revenue	2,433	7,503	11,467
Total	1,970,456	2,467,911	3,168,016